Loss Per Share	3 Months Ended
Sep. 30, 2011
Loss Per Share
Loss Per Share
8. Loss Per Share

Basic loss per share is computed by dividing the weighted-average number of shares of Class A common stock outstanding, during each period presented. Diluted earnings per share is computed similarly to basic earnings per share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue shares of Class A common stock were exercised or converted into shares of Class A common stock.  The computation for basic and diluted loss per share are the same as the diluted calculation excludes the following shares as their effect would be anti-dilutive:

	(unaudited)
	Three months ended
	September 30,
	2011	2010

Net loss	$(198,447)	$(852,950)

Weighted average common shares outstanding:

Basic and diluted	9,746,107	9,011,214

Loss per Class A common share:
Basic and diluted	$(0.02)	$(0.09)

Excluded from computation:
Options to purchase Class A common stock	500,233	452,090
Restricted stock units	434,700	359,700
Class A common stock warrants	2,364,492	2,656,492
Convertible debentures	706,169	780,357
	4,005,594	4,248,639